Trade and other payables	12 Months Ended
Dec. 31, 2017
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Trade and other payables
31.	Trade and other payables

	2017	2016
Payable to suppliers	2,527,152	1,718,788
Taxes payable	415,650	302,346
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	305,208	262,748
Accrued selling and marketing expenses	79,011	58,879
4.5G license fees payable	—	1,522,615
Other	369,445	236,615

	3,696,466	4,101,991

Payable to suppliers arises in the ordinary course of business.

Taxes payables include VAT payables, special communications taxes payable, frequency usage fees payable to the ICTA and personnel income taxes payable.

The Company is obliged to pay the Undersecretariat of the Treasury (the “Turkish Treasury”) a monthly treasury share equal to 15% of gross revenue. Of such fee, 10% is paid to the Ministry of Transport, Maritime Affairs and Communications of Turkey for a universal service fund. In addition, the Company pays annual contributions in an amount equal to 0.35% of gross revenue to the ICTA’s expenses.

Accrued selling and marketing expenses mainly result from services received from third parties related to the marketing activities of the Group but not yet invoiced.